LEASES (Details Narrative)	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average remaining lease term	18 years 1 month 6 days	18 years 1 month 6 days
Weighted average discount rate	6.00%	6.00%